Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 2,861		$ 3,245
Increase in provisions recognized in the income statement		472		404
Release of provisions recognized in the income statement		(92)		(123)
Provisions used in conformity with designated purpose		(770)		(659)
Reclassifications		0
Foreign currency translation / unwind of discount		88		(8)
Balance at the end of period		2,571		2,861
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,475	[1]	2,827
Increase in provisions recognized in the income statement	[1]	233	[2]	258
Release of provisions recognized in the income statement	[1]	(33)	[2]	(81)
Provisions used in conformity with designated purpose	[1]	(603)	[2]	(518)
Reclassifications	[1]	0	[2]	0
Foreign currency translation / unwind of discount	[1]	64	[2]	(12)
Balance at the end of period	[1]	2,135	[2]	2,475
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	782
Increase in provisions recognized in the income statement	[1]	213
Release of provisions recognized in the income statement	[1]	(24)
Provisions used in conformity with designated purpose	[1]	(154)
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	44
Balance at the end of period	[1]	861		782
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	113
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	(6)
Provisions used in conformity with designated purpose	[1]	(1)
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	10
Balance at the end of period	[1]	115		113
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	0
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	0		0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	255
Increase in provisions recognized in the income statement	[1]	19
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(52)
Reclassifications	[1]	(3)
Foreign currency translation / unwind of discount	[1]	10
Balance at the end of period	[1]	227		255
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	1,325
Increase in provisions recognized in the income statement	[1]	1
Release of provisions recognized in the income statement	[1]	(2)
Provisions used in conformity with designated purpose	[1]	(395)
Reclassifications	[1]	3
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	932		1,325
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,825		3,209
Increase in provisions recognized in the income statement		455		376
Release of provisions recognized in the income statement		(88)		(119)
Provisions used in conformity with designated purpose		(755)		(632)
Reclassifications		0		(1)
Foreign currency translation / unwind of discount		86		(8)
Balance at the end of period		2,534		2,825
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,475	[1]	2,827
Increase in provisions recognized in the income statement	[1]	233	[2]	258
Release of provisions recognized in the income statement	[1]	(33)	[2]	(81)
Provisions used in conformity with designated purpose	[1]	(603)	[2]	(518)
Reclassifications	[1]	0	[2]	0
Foreign currency translation / unwind of discount	[1]	64	[2]	(12)
Balance at the end of period	[1]	2,135	[2]	2,475
UBS AG | Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	782
Increase in provisions recognized in the income statement	[1]	213
Release of provisions recognized in the income statement	[1]	(24)
Provisions used in conformity with designated purpose	[1]	(154)
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	44
Balance at the end of period	[1]	861		782
UBS AG | Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	113
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	(6)
Provisions used in conformity with designated purpose	[1]	(1)
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	10
Balance at the end of period	[1]	115		113
UBS AG | Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	0
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	0		0
UBS AG | Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	255
Increase in provisions recognized in the income statement	[1]	19
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(52)
Reclassifications	[1]	(3)
Foreign currency translation / unwind of discount	[1]	10
Balance at the end of period	[1]	227		255
UBS AG | Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	1,325
Increase in provisions recognized in the income statement	[1]	1
Release of provisions recognized in the income statement	[1]	2
Provisions used in conformity with designated purpose	[1]	395
Reclassifications	[1]	3
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	$ 932		$ 1,325

[1]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.

[2]	Comprises provisions for losses resulting from legal, liability and compliance risks